Organization and Significant Accounting Policies - Anti-dilutive Securities (Details) - shares shares in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Anti-dilutive securities outstanding that were excluded from the computation
Antidilutive securities	71	73	71	71
Stock options
Anti-dilutive securities outstanding that were excluded from the computation
Antidilutive securities	13	15	13	13
Warrants - employee
Anti-dilutive securities outstanding that were excluded from the computation
Antidilutive securities	49	49	49	49
Warrants - non employee
Anti-dilutive securities outstanding that were excluded from the computation
Antidilutive securities	9	9	9	9